Net revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenue
Software development revenue	R$ 1,394,583	R$ 891,012	R$ 597,457
Software maintenance revenue	30,026	31,133	37,634
Revenue from software license agent	1,637	2,413	7,005
Consulting revenue	15,922	28,601	25,942
Other revenue	2,212	3,360	9,095
Total net revenue	R$ 1,444,380	R$ 956,519	R$ 677,133